RESTRUCTURING CHARGES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES	RESTRUCTURING CHARGES
During the quarters ending September 30, 2024 and 2023, the Company approved certain restructuring plans to improve operational efficiencies and rationalize its cost structure.
The following tables show the activity and the estimated timing of future payouts for accrued restructuring (in thousands) included in other current liabilities:

Severance and Benefits
Balance as of March 31, 2023	$—
Restructuring charges	2,667
Cash payments	(2,667)
Balance as of September 30, 2023	$—

Balance as of March 31, 2024	$—
Restructuring charges	1,571
Cash payments	(1,511)
Other non-cash	(2)
Balance as of September 30, 2024	$58
RESTRUCTURING CHARGES
During fiscal years 2024, 2023 and 2022, the Company approved certain restructuring plans to improve operational efficiencies and rationalize its cost structure. All restructuring activities were completed by the fourth quarter of fiscal 2024, and no asset impairments occurred as a result.
The following tables show the activity and the estimated timing of future payouts for accrued restructuring (in thousands):

	Severance and benefits	Total
Balance as of March 31, 2021	580	$580
Adjustments of prior estimates	850	850
Other non-cash	(1,430)	(1,430)
Balance as of March 31, 2022	—	—
Restructuring costs	1,605	1,605
Cash payments	(1,605)	(1,605)
Balance as of March 31, 2023	—	—
Restructuring costs	3,280	3,280
Cash payments	(3,280)	(3,280)
Balance as of March 31, 2024	$—	$—